Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Commercial loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commercial loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ (25,936)	$ 869
New financial assets originated or purchased	210,999	291,865
Financial assets that have been derecognized	(290,422)	(162,519)
Foreign exchange and other movements	6,599	(4,773)
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	22,617,981	23,134,814
- Charge-offs	(292,655)	(315,765)
- Changes due to modifications that did not result in derecognition	(292,108)	(265,977)
New financial assets originated or purchased	12,417,491	8,916,631
Financial assets that have been derecognized	(9,796,913)	(8,450,587)
Foreign exchange and other movements	89,564	(401,135)
Ending balance	24,743,360	22,617,981
Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	14,808,799	15,460,544
- Charge-offs	(148,053)	(168,662)
- Changes due to modifications that did not result in derecognition	(188,049)	(174,255)
New financial assets originated or purchased	8,385,696	6,663,157
Financial assets that have been derecognized	(7,303,407)	(6,708,654)
Foreign exchange and other movements	117,684	(263,331)
Ending balance	15,672,670	14,808,799
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	2,197	(3,089)
New financial assets originated or purchased	464,664	235,149
Financial assets that have been derecognized	(386,106)	(191,909)
Net transfer from (to) group assessed		371,972
Foreign exchange and other movements	27,598	66,523
Ending balance	1,196,769	1,088,954
Individually assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	1,088,954	610,506
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	2,197	(3,089)
New financial assets originated or purchased	464,664	235,149
Financial assets that have been derecognized	(386,106)	(191,909)
Net transfer from (to) group assessed		371,972
Foreign exchange and other movements	27,598	66,523
Ending balance	1,196,769	1,088,954
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2	(7,725)	(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	63,208	32,170
Financial assets that have been derecognized	(18,057)	(13,399)
Net transfer from (to) group assessed		49,231
Foreign exchange and other movements	(41,374)	25,096
Ending balance	96,974	100,922
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	100,922	20,807
- Net Transfer to stage 2	(7,725)	(7,573)
- Net Transfer to stage 3		(5,410)
New financial assets originated or purchased	63,208	32,170
Financial assets that have been derecognized	(18,057)	(13,399)
Net transfer from (to) group assessed		49,231
Foreign exchange and other movements	(41,374)	25,096
Ending balance	96,974	100,922
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	8,551	7,573
- Net Transfer to stage 3	(129,888)	(84,512)
- Changes due to modifications that did not result in derecognition	(1,306)	(1,810)
New financial assets originated or purchased	216,737	80,355
Financial assets that have been derecognized	(174,661)	(73,546)
Net transfer from (to) group assessed		170,722
Foreign exchange and other movements	89,013	79,267
Ending balance	507,983	499,537
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	499,537	321,488
- Net Transfer to stage 2	8,551	7,573
- Net Transfer to stage 3	(129,888)	(84,512)
- Changes due to modifications that did not result in derecognition	(1,306)	(1,810)
New financial assets originated or purchased	216,737	80,355
Financial assets that have been derecognized	(174,661)	(73,546)
Net transfer from (to) group assessed		170,722
Foreign exchange and other movements	89,013	79,267
Ending balance	507,983	499,537
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	(826)
- Net Transfer to stage 3	129,888	89,922
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	3,503	(1,279)
New financial assets originated or purchased	184,719	122,624
Financial assets that have been derecognized	(193,388)	(104,964)
Net transfer from (to) group assessed		152,019
Foreign exchange and other movements	(20,041)	(37,840)
Ending balance	591,812	488,495
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	488,495	268,211
- Net Transfer to stage 2	(826)
- Net Transfer to stage 3	129,888	89,922
- Charge-offs	(538)	(198)
- Changes due to modifications that did not result in derecognition	3,503	(1,279)
New financial assets originated or purchased	184,719	122,624
Financial assets that have been derecognized	(193,388)	(104,964)
Net transfer from (to) group assessed		152,019
Foreign exchange and other movements	(20,041)	(37,840)
Ending balance	591,812	488,495
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	21,529,027	22,524,308
- Charge-offs	(292,117)	(315,567)
- Changes due to modifications that did not result in derecognition	(294,305)	(262,888)
New financial assets originated or purchased	11,952,827	8,681,482
Financial assets that have been derecognized	(9,410,807)	(8,258,678)
Net transfer from (to) group assessed		(371,972)
Foreign exchange and other movements	61,966	(467,658)
Ending balance	23,546,591	21,529,027
Collectively assessed for credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	13,719,845	14,850,038
- Charge-offs	(147,515)	(168,464)
- Changes due to modifications that did not result in derecognition	(190,246)	(171,166)
New financial assets originated or purchased	7,921,032	6,428,008
Financial assets that have been derecognized	(6,917,301)	(6,516,745)
Net transfer from (to) group assessed		(371,972)
Foreign exchange and other movements	90,086	(329,854)
Ending balance	14,475,901	13,719,845
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	16,327,018	18,691,115
Changes in the allowances - Net Transfer to stage 1	1,184,076	627,546
- Net Transfer to stage 2	(554,440)	(1,791,800)
- Net Transfer to stage 3	(73,679)	(69,979)
- Charge-offs	(18,776)	(15,705)
- Changes due to modifications that did not result in derecognition	(270,726)	(235,650)
New financial assets originated or purchased	10,860,705	6,798,612
Financial assets that have been derecognized	(7,562,147)	(7,224,940)
Net transfer from (to) group assessed		(49,231)
Foreign exchange and other movements	63,692	(402,950)
Ending balance	19,955,723	16,327,018
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	10,427,978	12,445,411
Changes in the allowances - Net Transfer to stage 1	362,152	196,395
- Net Transfer to stage 2	(401,663)	(829,499)
- Net Transfer to stage 3	(50,688)	(37,142)
- Charge-offs	(4,209)	(443)
- Changes due to modifications that did not result in derecognition	(176,687)	(156,731)
New financial assets originated or purchased	7,101,166	5,000,040
Financial assets that have been derecognized	(5,643,512)	(5,865,418)
Net transfer from (to) group assessed		(49,231)
Foreign exchange and other movements	100,762	(275,404)
Ending balance	11,715,299	10,427,978
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	4,277,136	2,864,199
Changes in the allowances - Net Transfer to stage 1	(1,171,376)	(601,963)
- Net Transfer to stage 2	599,608	1,876,532
- Net Transfer to stage 3	(137,518)	(153,174)
- Charge-offs	(44,191)	(38,228)
- Changes due to modifications that did not result in derecognition	(21,168)	(25,330)
New financial assets originated or purchased	869,602	1,474,294
Financial assets that have been derecognized	(1,608,876)	(837,836)
Net transfer from (to) group assessed		(170,722)
Foreign exchange and other movements	(29,682)	(110,636)
Ending balance	2,733,535	4,277,136
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	2,564,516	1,725,817
Changes in the allowances - Net Transfer to stage 1	(358,832)	(188,266)
- Net Transfer to stage 2	425,316	848,497
- Net Transfer to stage 3	(71,184)	(95,739)
- Charge-offs	(11,082)	(2,370)
- Changes due to modifications that did not result in derecognition	(10,277)	(11,529)
New financial assets originated or purchased	665,143	1,070,353
Financial assets that have been derecognized	(1,088,960)	(508,072)
Net transfer from (to) group assessed		(170,722)
Foreign exchange and other movements	(33,964)	(103,453)
Ending balance	2,080,676	2,564,516
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	924,873	968,994
Changes in the allowances - Net Transfer to stage 1	(12,700)	(25,583)
- Net Transfer to stage 2	(45,168)	(84,732)
- Net Transfer to stage 3	211,197	223,153
- Charge-offs	(229,150)	(261,634)
- Changes due to modifications that did not result in derecognition	(2,411)	(1,908)
New financial assets originated or purchased	222,520	408,576
Financial assets that have been derecognized	(239,784)	(195,902)
Net transfer from (to) group assessed		(152,019)
Foreign exchange and other movements	27,956	45,928
Ending balance	857,333	924,873
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Beginning balance	727,351	678,810
Changes in the allowances - Net Transfer to stage 1	(3,320)	(8,129)
- Net Transfer to stage 2	(23,653)	(18,998)
- Net Transfer to stage 3	121,872	132,881
- Charge-offs	(132,224)	(165,651)
- Changes due to modifications that did not result in derecognition	(3,282)	(2,906)
New financial assets originated or purchased	154,723	357,615
Financial assets that have been derecognized	(184,829)	(143,255)
Net transfer from (to) group assessed		(152,019)
Foreign exchange and other movements	23,288	49,003
Ending balance	$ 679,926	$ 727,351